Accounts receivable - Additional Information (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount due from a company in which one of our director has ownership interest and serve as CEO and chairman of the board	$ 25,405	$ 50,048